ASSETMARK FUNDS

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund

(together, the “Funds”)

Supplement dated January 14, 2011
to the Prospectus
dated July 31, 2010

The Board of Trustees of AssetMark Funds has approved changes to the names and to certain of the investment strategies, policies and sub-advisors of the Funds listed above.  In addition, the Board of Trustees has approved the addition of a second class of shares for each Fund (Institutional Shares) and the redesignation of the existing class of shares of each Fund (Service Shares).

The changes to the names and to certain of the investment strategies, policies, sub-advisors and share classes of the Funds are expected to become effective April 1, 2011 and are described in this Supplement. When these changes become effective, you will receive an amended Prospectus.

This Supplement relates only to the Funds listed above and not to any other series of AssetMark Funds.

Navigation Large Cap Growth Fund (formerly, AssetMark Large Cap Growth Fund)

As of April 1, 2011, all references to “AssetMark Large Cap Growth Fund” are hereby replaced with “Navigation Large Cap Growth Fund.”

As of April 1, 2011, the following replaces the corresponding sub-sections of the “Summary Section” in the Prospectus. In addition, the “Principal Investment Strategies” section below replaces the sub-section of the same name under the section of the Prospectus titled “More Information About the Investment Objectives and Principal Investment Strategies of the Funds.”

NAVIGATION LARGE CAP GROWTH FUND

Investment Objective
Navigation Large Cap Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.53%	0.28%
Administrative Service Fees	0.25%	None
All Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses*	1.48%	0.98%
*
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus,  because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$151	$468	$808	$1,768
Institutional Shares	$100	$312	$542	$1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 69.83% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000 Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are instruments that are typically traded on U.S. exchanges, and which evidence ownership of underlying securities of foreign issuers deposited in a domestic bank or trust company.  The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Growth Investment Risk: Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures, forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Lending Portfolio Securities Risk:  To generate additional income, the Fund may lend its portfolio securities to financial institutions.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the advisor for the Fund.  Wellington Management Company, LLP (“Wellington”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wellington	Length of Service to the Fund

Paul E. Marrkand, CFA	Senior Vice President	Since 2011

Navigation Large Cap Value Fund (formerly, AssetMark Large Cap Value Fund)

As of April 1, 2011, all references to “AssetMark Large Cap Value Fund” are hereby replaced with “Navigation Large Cap Value Fund.”

As of April 1, 2011, the following replaces the corresponding sub-sections of the “Summary Section” in the Prospectus. In addition, the “Principal Investment Strategies” section below replaces the sub-section of the same name under the section of the Prospectus titled “More Information About the Investment Objectives and Principal Investment Strategies of the Funds.”

NAVIGATION LARGE CAP VALUE FUND

Investment Objective
Navigation Large Cap Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.51%	0.26%
Administrative Service Fees	0.25%	None
All Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses*	1.46%	0.96%
*
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$149	$462	$797	$1,746
Institutional Shares	$98	$306	$531	$1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 26.85% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000 Index.

The Fund invests primarily in common stocks of value-oriented companies.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are instruments that are typically traded on U.S. exchanges, and which evidence ownership of underlying securities of foreign issuers deposited in a domestic bank or trust company.  The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Lending Portfolio Securities Risk:  To generate additional income, the Fund may lend its portfolio securities to financial institutions.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Investment Advisor and Sub-Advisor
GFWM is the advisor for the Fund.  Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Barrow Hanley	Length of Service to the Fund

James P. Barrow	Executive Director	Since 2011
Ray Nixon, Jr.	Executive Director	Since 2011
Robert J. Chambers, CFA	Managing Director	Since 2011
Timothy J. Culler, CFA	Managing Director	Since 2011
Mark Giambrone	Managing Director	Since 2011

Navigation Small/Mid Cap Core Fund (formerly, AssetMark Small/Mid Cap Value Fund)

As of April 1, 2011, all references to “AssetMark Small/Mid Cap Value Fund” are hereby replaced with “Navigation Small/Mid Cap Core Fund.”

As of April 1, 2011, the following replaces the corresponding sub-sections of the “Summary Section” in the Prospectus. In addition, the “Principal Investment Strategies” section below replaces the sub-section of the same name under the section of the Prospectus titled “More Information About the Investment Objectives and Principal Investment Strategies of the Funds.”

NAVIGATION SMALL/MID CAP CORE FUND

Investment Objective
Navigation Small/Mid Cap Core Fund (formerly, AssetMark Small/Mid Cap Value Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.55%	0.30%
Administrative Service Fees	0.25%	None
All Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses*	1.55%	1.05%
*
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$158	$490	$845	$1,845
Institutional Shares	$107	$334	$579	$1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 52.31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500 Index.

The Fund invests primarily in common stocks of small and medium capitalization companies.  The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are instruments that are typically traded on U.S. exchanges, and which evidence ownership of underlying securities of foreign issuers deposited in a domestic bank or trust company.  The Fund may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures, forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Lending Portfolio Securities Risk:  To generate additional income, the Fund may lend its portfolio securities to financial institutions.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Investment Advisor and Sub-Advisor
GFWM is the advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by a team of investment professionals led by the following portfolio manager:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

John Power	Senior Vice President, U.S. Equities	Since 2011

Navigation World ex-US Fund (formerly, AssetMark International Equity Fund)

As of April 1, 2011, all references to “AssetMark International Equity Fund” are hereby replaced with “Navigation World ex-US Fund.”

As of April 1, 2011, the following replaces the corresponding sub-sections of the “Summary Section” in the Prospectus. In addition, the “Principal Investment Strategies” section below replaces the sub-section of the same name under the section of the Prospectus titled “More Information About the Investment Objectives and Principal Investment Strategies of the Funds.”

NAVIGATION WORLD EX-US FUND

Investment Objective
Navigation World ex-US Fund (formerly, AssetMark International Equity Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.59%	0.34%
Administrative Service Fees	0.25%	None
All Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses*	1.54%	1.04%
*
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus,  because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

 Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$157	$486	$839	$1,834
Institutional Shares	$106	$331	$574	$1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities.  The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures being neutral relative to the Fund’s benchmark.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, real estate investment trusts (“REITs”), unit stocks, stapled securities, exchange-traded funds and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depository Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  ADRs are instruments that are typically traded on U.S. exchanges, and which evidence ownership of underlying securities of foreign issuers deposited in a domestic bank of trust company.  GDRs are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. issuer.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The types of derivatives in which the Fund may invest include futures, forward and other similar instruments.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include future forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Real Estate Risk:  The value of REITs may be affected by risks similar to those associated with direct ownership of real estate.   Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. REITs have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.

Lending Portfolio Securities Risk:  To generate additional income, the Fund may lend its portfolio securities to financial institutions.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Investment Advisor and Sub-Advisor
GFWM is the advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

César E. Hernandez, CFA	Portfolio Manager	Since 2011

Navigation Tax-Exempt Fixed Income Fund (formerly, AssetMark Tax-Exempt Fixed Income Fund)

As of April 1, 2011, all references to “AssetMark Tax-Exempt Fixed Income Fund” are hereby replaced with “Navigation Tax-Exempt Fixed Income Fund.”

As of April 1, 2011, the following replaces the corresponding sub-sections of the “Summary Section” in the Prospectus. In addition, the “Principal Investment Strategies” section below replaces the sub-section of the same name under the section of the Prospectus titled “More Information About the Investment Objectives and Principal Investment Strategies of the Funds.”

NAVIGATION TAX-EXEMPT FIXED INCOME FUND

Investment Objective
Navigation Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.51%	0.26%
Administrative Service Fees	0.25%	None
All Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.26%	0.76%

 Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$128	$400	$692	$1,523
Institutional Shares	$78	$243	$422	$942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

The Fund generally invests in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisor’s to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decrease in the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

Tax Risk:  The Fund is subject to tax risks.  The Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Maturity Risk:  The Fund is subject to maturity risks.  The Fund invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Investment Advisor and Sub-Advisors
GFWM is the advisor for the Fund.  Delaware Management Company (“DMC”) and Nuveen Asset Management (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DMC	Length of Service to the Fund

Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen J. Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Senior Portfolio Manager	Since 2006
John V. Miller, CFA	Chief Investment Officer and Managing Director	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Navigation Core Fixed Income Fund (formerly, AssetMark Core Plus Fixed Income Fund)

As of April 1, 2011, all references to “AssetMark Core Plus Fixed Income Fund” are hereby replaced with “Navigation Core Fixed Income Fund.”

As of April 1, 2011, the following replaces the corresponding sub-sections of the “Summary Section” in the Prospectus. In addition, the “Principal Investment Strategies” section below replaces the sub-section of the same name under the section of the Prospectus titled “More Information About the Investment Objectives and Principal Investment Strategies of the Funds.”

NAVIGATION CORE FIXED INCOME FUND

Investment Objective
Navigation Core Fixed Income Fund (formerly, AssetMark Core Plus Fixed Income Fund) (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.52%	0.27%
Administrative Service Fees	0.25%	None
All Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses*	1.27%	0.77%
*
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

 Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$129	$403	$697	$1,534
Institutional Shares	$79	$246	$428	$954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 224.89% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to various markets, interest rates, sectors and individual issuers.  The derivative instruments that the Fund may use include fixed income and/or currency futures, forwards, options, swaps, and other similar instruments.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decrease in the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present relatively little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (‘‘FNMA” or “Fannie Mae©”), and the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’ or “Freddie Mac©”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has recently provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so again.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Maturity Risk:  The Fund is subject to maturity risks.  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  The Fund is subject to portfolio turnover risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Lending Portfolio Securities Risk:  To generate additional income, the Fund may lend its portfolio securities to financial institutions.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Investment Advisor and Sub-Advisors
GFWM is the advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) and Barrow Hanley are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

James B. Clark	Managing Director; Global Head of Portfolio Construction and Risk Management	Since 2009
Michael Swell	Managing Director; Co-Head of Global Lead Portfolio Management	Since 2009

Portfolio Manager	Position with Barrow Hanley	Length of Service to the Fund

David R. Hardin	Managing Director	Since 2010
John S. Williams	Managing Director	Since 2010
Deborah A. Petruzzelli	Managing Director	Since 2010
J. Scott McDonald, CFA	Managing Director	Since 2010
Mark C. Luchsinger, CFA	Managing Director	Since 2010